Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Income per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands, except share data and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	$342,598	$300,801	$449,020
Denominator:
Weighted average ordinary shares outstanding	235,560	237,324	238,787
Basic net income per share attributable to Weibo’s shareholders	$1.45	$1.27	$1.88

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$342,598	$300,801	$449,020
Add: Effect on interest expenses and amortized issuance cost of convertible senior notes	529	7,713	7,676
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	343,127	308,514	456,696
Denominator:
Weighted average ordinary shares outstanding	235,560	237,324	238,787
Effects of dilutive securities
Stock options	14	218	762
Unvested restricted share units	2,625	1,965	355
Convertible senior notes	1,775	25,734	28,656
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	239,974	265,241	268,560
Diluted net income per share attributable to Weibo’s shareholders	$1.43	$1.16	$1.70